SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Leases
2024	$ 71,272
Imputed interest	(509)	$ (776)
Total lease liability	70,763	110,236
Current portion	70,763	108,117	$ 155,263
Non-current portion		2,119	$ 110,235
2024		108,853
2025		$ 2,159